Note 17 - Commitments and Contingencies (Details Textual) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Loss Contingency Accrual, Ending Balance	$ 0	$ 0
Purchase Obligation, Total	$ 3,858,779	$ 3,484,474